FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Summary of assets and liabilities at fair value on a recurring basis
	September 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$9,372	$-	$9,372

Total financial assets	$-	$9,372	$-	$9,372

Liabilities:
Warrants (1)	$-	$-	$43	$43

Total financial liabilities	$-	$-	$43	$43

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$11,955	$-	$11,955

Total financial assets	$-	$11,955	$-	$11,955

Liabilities:
Warrants (1)	$-	$-	$86	$86

Total financial liabilities	$-	$-	$86	$86

(1)
As part of the Transactions (see Note 1c), the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net.

Summary of the change in the fair value of the derivative private warrants liability
	Nine Months Ended September 30,
	2025	2024
Balance as of January 1	$86	$240
Change in fair value of warrants liability	(43)	(176)
Balance as of September 30	$43	$64